TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of valuation allowances
Balance at beginning of year	¥ 482	¥ 238	¥ 197
Changes in current year	107	244	41
Balance at end of year	589	482	¥ 238
Net operating tax loss carry forwards	4,100
Unrecognized tax benefit and accrual	¥ 0	¥ 0